Stock Subscription Agreements (Details) (USD $)	3 Months Ended	9 Months Ended
	Oct. 09, 2012	Sep. 30, 2012 Issued Date 30 July 2012 [Member]	Sep. 30, 2012 Issued Date 17 August 2012 [Member]	Sep. 30, 2012 Issued Date 17 September 2012 [Member]	Sep. 30, 2012 Issued September 2012 [Member]	Sep. 30, 2012 Issued Date 09 October 2012 [Member]	Sep. 30, 2012 Issued October 2012 [Member]	Sep. 30, 2012 Company [Member] Issued Date 30 July 2012 [Member]	Sep. 30, 2012 Company [Member] Issued Date 17 August 2012 [Member]	Sep. 30, 2012 Company [Member] Issued Date 17 September 2012 [Member]	Sep. 30, 2012 Company [Member] Issued September 2012 [Member]	Sep. 30, 2012 Company [Member] Issued Date 09 October 2012 [Member]	Sep. 30, 2012 Company [Member] Issued October 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued Date 30 July 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued Date 17 August 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued Date 17 September 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued September 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued Date 09 October 2012 [Member]	Sep. 30, 2012 Investor [Member] Issued October 2012 [Member]
Stock Issued During Period, Value, Issued for Cash	$ 2,500,000	$ 500,000	$ 500,000	$ 1,767,737	$ 2,767,737	$ 327,000	$ 3,094,737	$ 375,000	$ 375,000	$ 250,000	$ 1,000,000	$ 232,263	$ 1,232,263
Stock Issued During Period, Shares, Issued for Cash		500,000	500,000	1,767,737	2,767,737	327,000	3,094,737	375,000	375,000	1,517,737	2,267,737	232,263	2,500,000	125,000	125,000	250,000	500,000	94,737	594,737